Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Personnel expense
Summary of total personnel expenses

Skr mn	2021	2020	2019
Salaries and remuneration to the Board of Directors and the CEO	-8	-7	-7
Salaries and remuneration to Senior Executives	-25	-25	-23
Salaries and remuneration to other employees	-173	-168	-161
Pensions	-66	-64	-60
Social insurance	-70	-68	-63
Other personnel expenses	-17	-15	-19
Total personnel expenses	-359	-347	-333

Summary of remuneration and other benefits to Board of Directors and Senior Executives

	Fee,
	includes
2021	committee	Fixed		Other
Skr thousand	fee	remuneration[1]		benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-609	—		—	—	-609
Other members of the Board of Directors:
Lennart Jacobsen, from March 24, 2021	-238	—		—	—	-238
Anna Brandt[4]	—	—		—	—	—
Reinhold Geijer	-318	—		—	—	-318
Eva Nilsagård	-334	—		—	—	-334
Hans Larsson	-334	—		—	—	-334
Hanna Lagercrantz[4]	—	—		—	—	—
Cecilia Ardström, resigned March 24, 2021	-83	—		—	—	-83
Ulla Nilsson, resigned March 24, 2021	-84	—		—	—	-84
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5], resigned July 15, 2021	—	-3,130		-15	-896	-4,041
Magnus Montan, Chief Executive Officer (CEO)[5], from July 16, 2021	—	-2,459	[6]	-8	-837	-3,304
Per Åkerlind, Deputy Chief Executive Officer	—	-3,544		-20	-1,266	-4,830
Karl Johan Bernerfalk, General Counsel, Head of Legal and Sustainability Analysis	—	-1,643		-35	-574	-2,252
Andreas Ericson, Head of International Finance	—	-2,020		-34	-646	-2,700
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,007		-16	-532	-3,555
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,459		-30	-529	-3,018
Jens Hedar, Head of Client Relationship Management	—	-2,485		-17	-721	-3,223
Petra Könberg, Head of Marketing and Communications, resigned November 30, 2021	—	-1,219		-31	-427	-1,677
Peter Svensén, Chief Risk Officer (CRO)	—	-2,624		-26	-555	-3,205
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,749		-24	-687	-2,460
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,552		-16	-804	-3,372
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,749		-16	-520	-2,285
Total	-2,000	-30,640		-288	-8,994	-41,922
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, and the current CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of their respective fixed salary.
6	Employed since June 1, 2021.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2020	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-588	—	—	—	-588
Other members of the Board of Directors:
Cecilia Ardström	-322	—	—	—	-322
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-288	—	—	—	-288
Eva Nilsagård	-297	—	—	—	-297
Ulla Nilsson	-322	—	—	—	-322
Hans Larsson	-302	—	—	—	-302
Hanna Lagercrantz[4],	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,234	-33	-1,536	-6,803
Per Åkerlind, Deputy Chief Executive Officer and Head of Strategic Partnerships and Relations	—	-3,527	-31	-1,257	-4,815
Karl Johan Bernerfalk, General Counsel, Head of Legal	—	-1,576	-31	-552	-2,159
Andreas Ericson, Head of Mid Corporates	—	-2,024	-32	-631	-2,687
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,964	-18	-515	-3,497
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,389	-18	-524	-2,931
Jens Hedar, Head of Large Corporates	—	-2,316	-18	-635	-2,969
Petra Könberg, Head of Marketing and Communications	—	-1,286	-34	-428	-1,748
Peter Svensén, Chief Risk Officer (CRO)	—	-2,597	-26	-569	-3,192
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,719	-22	-675	-2,416
Susanna Rystedt, Head of Business Development, Business Support and Transformation	—	-2,501	-16	-788	-3,305
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,671	-16	-493	-2,180
Total	-2,119	-29,804	-295	-8,603	-40,821
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	includes
2019	committee	Fixed	Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	Total
Chairman of the Board of Directors:
Lars Linder-Aronson	-603	—	—	—	-603
Other members of the Board of Directors:
Cecilia Ardström	-308	—	—	—	-308
Anna Brandt[4]	—	—	—	—	—
Reinhold Geijer	-275	—	—	—	-275
Hans Larsson	-249	—	—	—	-249
Eva Nilsagård	-277	—	—	—	-277
Ulla Nilsson	-298	—	—	—	-298
Hélène Westholm[4], resigned March 28, 2019	—	—	—	—	—
Hanna Lagercrantz[4], from March 28, 2019	—	—	—	—	—
Senior Executives:
Catrin Fransson, Chief Executive Officer (CEO)[5]	—	-5,015	-25	-1,462	-6,502
Per Åkerlind, Head of Treasury and Capital Management and Executive Vice President	—	-3,509	-30	-1,123	-4,662
Karl Johan Bernerfalk, General Counsel	—	-1,507	-23	-529	-2,059
Andreas Ericson, Head of Mid Corporates	—	-1,978	-28	-607	-2,613
Stefan Friberg, Chief Financial Officer (CFO)	—	-2,922	-27	-500	-3,449
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,353	-18	-508	-2,879
Jens Hedar, Head of Large Corporates	—	-2,224	-15	-649	-2,888
Petra Könberg, Head of Marketing & Business Development	—	-1,236	-33	-407	-1,676
Irina Slinko, acting Chief Risk Officer (CRO), resigned August 20, 2019	—	-1,159	-12	-365	-1,536
Anna-Lena Söderlund, acting Chief Risk Officer (CRO), from August 21, 2019, resigned October 27, 2019	—	-278	-6	-115	-399
Peter Svensén, Chief Risk Officer (CRO), from October 28, 2019	—	-471	-3	-80	-554
Sirpa Rusanen, Chief Human Resources Officer (CHRO)	—	-1,644	-42	-623	-2,309
Susanna Rystedt, Chief Administrative Officer (CAO)	—	-2,484	-40	-759	-3,283
Madeleine Widaeus, Chief Information Officer (CIO)	—	-1,574	-16	-463	-2,053
Total	-2,010	-28,354	-318	-8,190	-38,872
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, car allowances and subsistence benefits.
3	Includes premiums for insurance covering sickness benefit for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish Government.
5	The retirement age of the former CEO, Catrin Fransson, is 65 years and the pension fee is 30 percent of her fixed salary.

Summary of information about pension plans

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2021	2020	2019
Service cost	-7	-5	-6
Regulation of pension obligations	0	0	0
Interest cost, net	-1	-1	-2
Pension cost for defined benefit pensions, incl. payroll tax	-8	-6	-8
Pension cost for defined contribution pension cost incl. payroll tax	-58	-58	-52
Pension cost recognized in personnel costs	-66	-64	-60

Actuarial gains (+) and losses (-) on defined benefit obligation during period	23	-2	-16
Return above expected return, gains (+) and losses (-) on plan assets	1	3	12
Change in the effect of the asset ceiling excluding interest	—	—	—
Revaluation of defined benefit plans	24	1	-4

Net value of defined benefit pension obligations

Skr mn	2021	2020	2019
Defined benefit obligations	258	277	272
Plan assets	-201	-195	-189
Provision for pensions, net obligation[1]	57	82	83

Summary of development of defined benefit obligations and assets

Development of defined benefit obligations

Skr mn	2021	2020	2019
Defined benefit obligation, opening balance	277	272	253
Service cost	7	6	6
Interest cost	3	5	5
Pension Payments incl. special payroll tax	-7	-9	-8
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	-2	—	—
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	-24	12	25
Actuarial gains (-) and losses (+), effect due to experience based outcome	4	-9	-9
Defined benefit obligation, closing balance	258	277	272

Development of plan assets related to defined benefit obligation

Skr mn	2021	2020	2019
Fair value of plan assets, opening balance	195	189	173
Expected return on plan assets	2	3	4
Contributions by the employer[1]	9	7	7
Benefits paid[2]	-6	-8	-7
Return on plan assets excluding interest income	1	4	12
Fair value of plan assets, closing balance	201	195	189
1	Expected contribution from the employer in the following year is Skr 6 million (2020: Skr 5 million) excluding payroll tax.
2	Expected compensation paid in the following year is Skr 7 million (2020: Skr 7 million).

Summary of plan assets

Distribution of plan assets related to defined benefit obligation

Skr mn	2021	2020	2019
Domestic equity investments	4	4	4
Foreign equity investments	24	23	17
Domestic government bonds	34	41	49
Domestic corporate bonds	12	18	22
Mortgage bonds	57	53	49
Other Investments	44	33	25
Properties	26	23	23
Total plan assets	201	195	189

Summary of principal actuarial assumptions used end of year

Percent	2021	2020	2019
Discount rate	1.8	1.25	1.7
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	1.8	2.0
Expected lifetime	DUS21	DUS14	DUS14
Expected turnover	5.0	5.0	5.0

Summary of sensitivity analysis of essential assumptions

	Negative-outcome			Positive-outcome
Skr mn	2021	2020	2019	2021	2020	2019
Discount rate	-1%	-1%	-1%	+1%	+1%	+1%
Defined benefit obligation	329	358	351	206	218	215
Service cost	7	9	8	4	5	5
Interest cost	2	1	2	6	5	6

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	270	291	286	245	264	260
Service cost	5	7	6	5	7	6
Interest cost	5	4	5	4	3	4

Summary of net reconciliation of pension liabilities

Skr mn	2021	2020	2019
Pension liabilities, opening balance	82	83	80
Net periodic pension cost	8	8	7
Contributions by the employer	-8	-7	-7
Net pension payments	-1	-1	-1
Revaluations recognized in other comprehensive income	-24	-1	4
Pension liabilities, closing balance	57	82	83

Summary of information about employees

Average number of employees

	2021	2020	2019
Women	127	123	120
Men	129	125	121
Total average number of employees	256	248	241

Number of employees at year-end[1]

	2021	2020	2019
Women	132	125	123
Men	132	128	121
Total number of employees[2]	264	253	244
of which full-time employees	259	247	236
allocation of women/men	49/51	49/51	50/50
of which part-time employees	5	6	8
allocation of women/men	80/20	83/17	75/25
of which permanent employees	263	253	243
allocation of women/men	50/50	49/51	51/49
of which temporary employees	1	0	1
allocation of women/men	0/100	0/0	0/100
of which managers	33	31	31
of which non-management	231	222	213
1	Information collected from the HR system.
2	In addition to its employees, SEK had 73 consultants (FTEs) (2020: 75 consultants) engaged at year-end 2021.

Employees by age distribution

	2021	2020	2019
Total number of employees	264	253	244
of which under the age of 30 years	12	13	12
of which between 30 and 50 years	131	122	127
of which over 50 years	121	118	105

Employee turnover

	2021	2020	2019
Number of employees who left employment	20	16	30
of which women	7	8	16
of which men	13	8	14
of which under the age of 30 years	1	0	2
of which between 30 and 50 years	9	12	22
of which over 50 years	10	4	6

Health

Percent	2021	2020	2019
Absence due to sickness[1]	3.5	2.1	2.5
1	Number of hours of absence due to sickness in relation to scheduled working hours.

Equality and diversity

	2021	2020	2019
Allocation of women/men on the Board of Directors	43/57	62/38	62/38
Allocation of women/men in SEK’s executive management	36/64	50/50	50/50
Allocation of women/men in -management positions	45/55	48/52	42/58
Allocation of women/men at SEK in total	50/50	49/51	50/50